INVENTORIES, NET	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 4 - INVENTORIES, NET

Inventories, net were summarized as follows:

	As of June 30,
	2025	2024
Parts and materials	$13,820,398	$7,915,528
Goods in transit	1,765,424	-
Finished goods	1,432,395	366,715
Inventories, net	$17,018,217	$8,282,243

For the years ended June 30, 2025, 2024 and 2023, the Company did not recognize any impairment loss for slow-moving inventory with cost lower than net realizable value.